EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 10: -         EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	Nine Months Ended September 30,
	2025	2024

Net income	$752.4	$588.2

Weighted average ordinary shares outstanding	107,456,414	111,385,823

Dilutive effect:
Employee stock options, RSUs and PSUs	2,973,788	2,730,080

Diluted weighted average ordinary shares outstanding	110,430,202	114,115,903

Basic earnings per ordinary share	$7.00	$5.28

Diluted earnings per ordinary share	$6.81	$5.16